Prepayments and Other Current Assets, Net (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventories net of impairment reserve	¥ 46,728	$ 6,402	¥ 28,042
Reserve for inventory	¥ 1,224	$ 168	¥ 2,627	¥ 0